UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from _________ to __________

Date of Report (Date of earliest event reported): _________

Commission File Number of securitizer:	_________
Central Index Key Number of securitizer:	_________

__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001642471

ELFI Graduate Loan Program 2026-A LLC
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):______________________________________

Central Index Key Number of underwriter (if applicable):______________________________________

John Arnold, Jr. (865) 824-3050

Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated September 18, 2026, of KPMG LLP, which report sets forth the findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Education Loan Finance, Inc. (depositor)

By:	/s/ John Arnold, Jr.
Name:	John Arnold, Jr.
Title:	Chief Executive Officer
(Senior Officer in Charge of Securitization)

Dated: October 6, 2026

EXHIBIT INDEX

Exhibit No.	Description

99.1	Independent Accountants on Applying Agreed-Upon Procedures Report, dated September 18, 2026, of KPMG LLP